PROSPECTUS ENCLOSED FOR

FIRST REPUBLIC BANK

It's a privilege to serve you®

Investment Products:

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

This cover is not a part of the prospectus

PROSPECTUS

Prospectus Date: June 1, 2010

Participant Shares

FIRST REPUBLIC BANK

It's a privilege to serve you®

Investment Products:

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Contents

Fund Summary
Dreyfus Cash Management	1
Dreyfus Cash Management Plus, Inc.	4
Dreyfus Government Cash Management	7
Dreyfus Government Prime Cash Management	10
Dreyfus Treasury & Agency Cash Management	13
Dreyfus Treasury Prime Cash Management	16
Dreyfus Tax Exempt Cash Management	19
Dreyfus Municipal Cash Management Plus	22
Dreyfus New York Municipal Cash Management	25
Dreyfus California AMT-Free Municipal Cash Management	28

Fund Details
Goal and Approach	31
Investment Risks	32
Management	34

Shareholder Guide
Buying and Selling Shares	35
Distributions and Taxes	39
Services for Fund Investors	40
Financial Highlights	41

For More Information
See back cover.

Fund Summary

Dreyfus Cash Management

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Participant Shares
Management fees	0.20%
Distribution and/or service (12b-1) fees	0.40%
Other expenses*	0.01%
Total annual fund operating expenses*	0.61%
* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the
Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected,
“Other expenses” would have been 0.03% and “Total annual fund operating expenses” would have been 0.63%.

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$61	$192	$335	$750

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality, liquidity, and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury of the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Participant shares from year to year. The table shows the average annual total returns of the fund’s Participant shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Best Quarter (Q3’00) 1.56% Worst Quarter (Q4’09) 0.00%

The year-to-date total return of the fund’s Participant shares as of 3/31/10 was 0.00%.

Average annual total returns
(as of 12/31/09)

1 Year	5 Years	10 Years
0.22%	2.95%	2.71%

For the current yield for Participant shares, institutions may call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

The fund is designed for institutional investors. In general, the minimum initial investment is $10,000,000. Certain types of accounts are eligible for lower minimum investments. You may sell your shares by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

TAX INFORMATION

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, unless your investment is through a tax-advantaged retirement account.

PAYMENTS TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Dreyfus Cash Management Plus, Inc.

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Participant Shares
Management fees	0.20%
Distribution and/or service (12b-1) fees	0.40%
Other expenses*	0.02%
Total annual fund operating expenses*	0.62%
* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the
Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected,
“Other expenses” would have been 0.07% and “Total annual fund operating expenses” would have been 0.67%.

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$63	$199	$346	$774

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality, liquidity, and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests in a diversified portfolio of high-quality, dollar-denominated short-term debt securities, including: securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or thrifts or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; domestic and dollar-denominated foreign commercial paper, and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.

Normally, the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

  Government securities risk. Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury of the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Participant shares from year to year. The table shows the average annual total returns of the fund’s Participant shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Best Quarter (Q3’00) 1.58% Worst Quarter (Q4’09) 0.00%

The year-to-date total return of the fund’s Participant shares as of 3/31/10 was 0.00%.

Average annual total returns
(as of 12/31/09)

1 Year	5 Years	10 Years
0.18%	2.94%	2.74%

For the current yield for Participant shares, institutions may call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

The fund is designed for institutional investors. In general, the minimum initial investment is $10,000,000. Certain types of accounts are eligible for lower minimum investments. You may sell your shares by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

TAX INFORMATION

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, unless your investment is through a tax-advantaged retirement account.

PAYMENTS TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Dreyfus Government Cash Management

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Participant Shares
Management fees	0.20%
Distribution and/or service (12b-1) fees	0.40%
Other expenses*	0.01%
Total annual fund operating expenses*	0.61%
* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the
Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected,
“Other expenses” would have been 0.02% and “Total annual fund operating expenses” would have been 0.62%.

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$62	$195	$340	$762

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality, liquidity, and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, and repurchase agreements (including tri-party repurchase agreements). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices of such securities are not guaranteed and will fluctuate.

  Government securities risk. Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Participant shares from year to year. The table shows the average annual total returns of the fund’s Participant shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Best Quarter (Q3’00) 1.52% Worst Quarter (Q4’09) 0.00%

The year-to-date total return of the fund’s Participant shares as of 3/31/10 was 0.00%.

Average annual total returns
(as of 12/31/09)

1 Year	5 Years	10 Years
0.04%	2.71%	2.58%

For the current yield for Participant shares, institutions may call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

The fund is designed for institutional investors. In general, the minimum initial investment is $10,000,000. Certain types of accounts are eligible for lower minimum investments. You may sell your shares by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

TAX INFORMATION

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, unless your investment is through a tax-advantaged retirement account.

PAYMENTS TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Dreyfus Government Prime Cash Management

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Participant Shares
Management fees	0.20%
Distribution and/or service (12b-1) fees	0.40%
Other expenses*	0.01%
Total annual fund operating expenses*	0.61%
* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the
Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected,
“Other expenses” would have been 0.02% and “Total annual fund operating expenses” would have been 0.62%.

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$62	$195	$340	$762

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality, liquidity, and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund invests in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities. The securities in which the fund invests include those backed by the full faith and credit of the U.S. government and those that are neither insured nor guaranteed by the U.S. government.

While the fund is permitted to invest in the full range of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, the fund currently is managed so that income paid by the fund will be exempt from state and local taxes. Because rules regarding the state and local taxation of dividend income can differ from state to state, investors are urged to consult their tax advisers about the taxation of the fund’s dividend income in their state and locality.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices of such securities are not guaranteed and will fluctuate.

  Government securities risk. Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Participant shares from year to year. The table shows the average annual total returns of the fund’s Participant shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Best Quarter (Q3’00) 1.51% Worst Quarter (Q4’09) 0.00%

The year-to-date total return of the fund’s Participant shares as of 3/31/10 was 0.00%.

Average annual total returns
(as of 12/31/09)

1 Year	5 Years	10 Years
0.01%	2.67%	2.51%

For the current yield for Participant shares, institutions may call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

The fund is designed for institutional investors. In general, the minimum initial investment is $10,000,000. Certain types of accounts are eligible for lower minimum investments. You may sell your shares by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

TAX INFORMATION

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, unless your investment is through a tax-advantaged retirement account.

PAYMENTS TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Dreyfus Treasury & Agency Cash Management

INVESTMENT OBJECTIVE

The fund seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$62	$195	$340	$762

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality, liquidity, and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government, and repurchase agreements (including tri-party repurchase agreements) in respect of such securities. U.S. government securities are generally considered to be among the highest quality instruments available. By investing in these securities, the fund seeks greater credit safety for investors. In exchange for the level of credit safety offered by U.S. government securities, the fund’s yield may be lower than the yield of money market funds that do not limit their investments to U.S. government securities.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Participant Shares
Management fees	0.20%
Distribution and/or service (12b-1) fees	0.40%
Other expenses*	0.01%
Total annual fund operating expenses*	0.61%
* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the
Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected,
“Other expenses” would have been 0.02% and “Total annual fund operating expenses” would have been 0.62%.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices of such securities are not guaranteed and will fluctuate.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Counterparty risk. The risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Participant shares from year to year. The table shows the average annual total returns of the fund’s Participant shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Best Quarter (Q3’00) 1.50% Worst Quarter (Q4’09) 0.00%

The year-to-date total return of the fund’s Participant shares as of 3/31/10 was 0.00%.

Average annual total returns
(as of 12/31/09)

1 Year	5 Years	10 Years
0.00%	2.49%	2.40%

For the current yield for Participant shares, institutions may call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

The fund is designed for institutional investors. In general, the minimum initial investment is $10,000,000. Certain types of accounts are eligible for lower minimum investments. You may sell your shares by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

TAX INFORMATION

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, unless your investment is through a tax-advantaged retirement account.

PAYMENTS TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Dreyfus Treasury Prime Cash Management

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Participant Shares
Management fees	0.20%
Distribution and/or service (12b-1) fees	0.40%
Other expenses*	0.01%
Total annual fund operating expenses*	0.61%
* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the
Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected,
“Other expenses” would have been 0.02% and “Total annual fund operating expenses” would have been 0.62%.

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$62	$195	$340	$762

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality, liquidity, and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund only invests in securities issued or guaranteed as to principal and interest by the U.S. government. The fund is managed so that income paid by the fund will be exempt from state and local taxes. By investing in these securities, the fund seeks greater credit safety for investors. In exchange for the level of credit safety offered by U.S. government securities, the fund’s yield may be lower than the yield of money market funds that do not limit their investments to U.S. government securities.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices of such securities are not guaranteed and will fluctuate.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Participant shares from year to year. The table shows the average annual total returns of the fund’s Participant shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Best Quarter (Q3’00) 1.43% Worst Quarter (Q4’09) 0.00%

The year-to-date total return of the fund’s Participant shares as of 3/31/10 was 0.00%.

Average annual total returns
(as of 12/31/09)

1 Year	5 Years	10 Years
0.00%	2.33%	2.31%

For the current yield for Participant shares, institutions may call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

The fund is designed for institutional investors. In general, the minimum initial investment is $10,000,000. Certain types of accounts are eligible for lower minimum investments. You may sell your shares by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

TAX INFORMATION

Dividends and other distributions paid by the fund are subject to federal income tax, and may be subject to state and local taxes, unless your investment is through a tax-advantaged retirement account.

PAYMENTS TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Dreyfus Tax Exempt Cash Management

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Participant Shares
Management fees	0.20%
Distribution and/or service (12b-1) fees	0.40%
Other expenses*	0.02%
Total annual fund operating expenses*	0.62%
* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the
Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected,
“Other expenses” would have been 0.04% and “Total annual fund operating expenses” would have been 0.64%.

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$63	$199	$346	$774

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality, liquidity, and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

While the fund is permitted to invest up to 20% of its assets in municipal obligations that provide income that may be subject to the federal alternative minimum tax, the fund currently is managed so that income paid by the fund will not be subject to the federal alternative minimum tax.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Derivatives risk. Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Participant shares from year to year. The table shows the average annual total returns of the fund’s Participant shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Best Quarter (Q4’00) 0.93% Worst Quarter (Q4’09) 0.00%

The year-to-date total return of the fund’s Participant shares as of 3/31/10 was 0.00%.

Average annual total returns
(as of 12/31/09)

1 Year	5 Years	10 Years
0.17%	1.97%	1.77%

For the current yield for Participant shares, institutions may call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

The fund is designed for institutional investors. In general, the minimum initial investment is $10,000,000. Certain types of accounts are eligible for lower minimum investments. You may sell your shares by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

TAX INFORMATION

The fund anticipates that virtually all dividends paid to you will be exempt from federal income tax. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

PAYMENTS TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Dreyfus Municipal Cash Management Plus

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income exempt from federal personal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Participant Shares
Management fees	0.20%
Distribution and/or service (12b-1) fees	0.40%
Other expenses*	0.03%
Total annual fund operating expenses*	0.63%
* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the
Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected,
“Other expenses” would have been 0.05% and “Total annual fund operating expenses” would have been 0.65%.

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality, liquidity, and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal personal income tax. The fund may also invest in high quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations. In addition, the fund may invest temporarily in high quality, taxable money market instruments, including when the portfolio manager believes that acceptable municipal obligations are unavailable for investment.

Although the fund seeks to provide income exempt from federal personal income tax, income from some of its holdings may be subject to the federal alternative minimum tax.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Derivatives risk. Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Participant shares from year to year. The table shows the average annual total returns of the fund’s Participant shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Best Quarter (Q3’00) 0.94% Worst Quarter (Q4’09) 0.00%

The year-to-date total return of the fund’s Participant shares as of 3/31/10 was 0.00%.

Average annual total returns
(as of 12/31/09)

1 Year	5 Years	10 Years
0.23%	2.01%	1.81%

For the current yield for Participant shares, institutions may call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

The fund is designed for institutional investors. In general, the minimum initial investment is $10,000,000. Certain types of accounts are eligible for lower minimum investments. You may sell your shares by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

TAX INFORMATION

The fund anticipates that virtually all dividends paid to you will be exempt from federal income tax. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

PAYMENTS TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Dreyfus New York Municipal Cash Management

INVESTMENT OBJECTIVE

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Participant Shares
Management fees	0.20%
Distribution and/or service (12b-1) fees	0.40%
Other expenses*	0.03%
Total annual fund operating expenses*	0.63%
* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the
Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected,
“Other expenses” would have been 0.05% and “Total annual fund operating expenses” would have been 0.65%.

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$64	$202	$351	$786

PRINCIPAL INVESTMENT STRATEGY

The fund seeks as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the fund is subject to maturity, quality, liquidity, and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal, New York state and New York city personal income taxes.

The fund also may invest in high quality short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal, New York state and New York city personal income taxes, the fund temporarily may invest in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable New York state municipal obligations are not available for investment. In addition, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Derivatives risk. Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

  State-specific risk. The fund is subject to the risk that a state’s economy, and the revenues underlying its municipal bonds, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

  Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of the its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Participant shares from year to year. The table shows the average annual total returns of the fund’s Participant shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Best Quarter (Q3’00) 0.91% Worst Quarter (Q4’09) 0.00%

The year-to-date total return of the fund’s Participant shares as of 3/31/10 was 0.00%.

Average annual total returns
(as of 12/31/09)

1 Year	5 Years	10 Years
0.18%	1.95%	1.74%

For the current yield for Participant shares, institutions may call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

The fund is designed for institutional investors. In general, the minimum initial investment is $10,000,000. Certain types of accounts are eligible for lower minimum investments. You may sell your shares by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

TAX INFORMATION

The fund anticipates that virtually all dividends paid to you will be exempt from federal, New York state and New York city income tax. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

PAYMENTS TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Summary

Dreyfus California AMT-Free Municipal Cash Management

INVESTMENT OBJECTIVE

The fund seeks to provide as high a level of current income exempt from federal and California state personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Participant Shares
Management fees	0.20%
Distribution and/or service (12b-1) fees	0.40%
Other expenses*	0.05%
Total annual fund operating expenses*	0.65%
* Amounts do not reflect the fee paid by the fund to the U.S. Treasury Department in connection with the fund’s participation under the
Treasury Department’s Temporary Guarantee Program for Money Market Funds (the Program). If the Program fee had been reflected,
“Other expenses” would have been 0.09% and “Total annual fund operating expenses” would have been 0.69%.

EXAMPLE

The Example below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$66	$208	$362	$810

PRINCIPAL INVESTMENT STRATEGY

As a money market fund, the fund is subject to maturity, quality, liquidity, and diversification requirements designed to help it maintain a stable share price of $1.00.

To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal obligations that provide income exempt from federal and California state personal income taxes. The fund does not invest in municipal obligations that pay interest subject to the federal alternative minimum tax.

The fund also may invest in high quality short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal and California state personal income taxes, the fund temporarily may invest in high quality, taxable money market instruments and/or municipal obligations that pay income exempt only from federal income tax, including when the portfolio manager believes acceptable California state municipal obligations are not available for investment.

PRINCIPAL RISKS

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar.

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

  Derivatives risk. Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

  State-specific risk. The fund is subject to the risk that a state’s economy, and the revenues underlying its municipal bonds, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

  Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of the its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund. The bar chart shows changes in the performance of the fund’s Participant shares from year to year. The table shows the average annual total returns of the fund’s Participant shares over time. The fund’s past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Best Quarter (Q1’08) 0.54% Worst Quarter (Q4’09) 0.00%

The year-to-date total return of the fund’s Participant shares as of 3/31/10 was 0.00%.

Average annual total returns
(as of 12/31/09)

Since Inception
1 Year	(08/01/07)
0.17%	1.27%

For the current yield for Participant shares, institutions may call toll-free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

PORTFOLIO MANAGEMENT

The fund’s investment adviser is The Dreyfus Corporation.

PURCHASE AND SALE OF FUND SHARES

The fund is designed for institutional investors. In general, the minimum initial investment is $10,000,000. Certain types of accounts are eligible for lower minimum investments. You may sell your shares by wire, telephone or compatible computer facility. Your shares will be sold at the next net asset value calculated after your order is received in proper form.

TAX INFORMATION

The fund anticipates that virtually all dividends paid to you will be exempt from federal and California state income tax. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

PAYMENTS TO BROKER DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Fund Details

GOAL AND APPROACH

Each fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. In addition, each tax-exempt fund seeks current income exempt from federal personal income tax, and in the case of Dreyfus New York Municipal Cash Management, current income exempt from New York state and New York city personal income taxes, and in the case of Dreyfus California AMT-Free Municipal Cash Management, current income exempt from California state personal income tax.

Each fund is a money market mutual fund with a separate investment portfolio. The operations and results of one fund are unrelated to those of any other fund. This combined prospectus has been prepared for the convenience of investors so that investors can consider a number of investment choices in one document.

As a money market fund, each fund is subject to the maturity, quality, liquidity, and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which are designed to help money market funds maintain a stable share price.

While each fund generally invests solely in securities with the highest credit rating or the unrated equivalent as determined by Dreyfus, it may invest up to 3% of its assets in securities with the second-highest credit rating that mature in 45 days or less. Dreyfus Cash Management and Dreyfus Cash Management Plus purchase securities with the highest credit rating only, or the unrated equivalent. Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management invest only in U.S. government or U.S. Treasury securities, respectively. Dreyfus Government Cash Management and Dreyfus Treasury & Agency Cash Management invest only in U.S. government or U.S. Treasury securities, respectively, and in repurchase agreements.

Each fund is required to hold at least 30% of its assets in cash, U.S. Treasury securities, certain other government securities with remaining maturities of 60 days or less (which will be relevant to the taxable funds only), or securities that can readily be converted into cash within five business days. In addition, each taxable fund is required to hold at least 10% of its assets in cash, U.S. Treasury securities, or securities that can readily be converted into cash within one business day. The maximum weighted average maturity of each fund’s portfolio is 60 days and the maximum weighted average life to maturity of each fund’s portfolio is 120 days.

Throughout this prospectus, references to “the fund” apply to all funds, unless otherwise noted.

INVESTMENT RISK

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The fund’s yield will fluctuate as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. Additionally, while the fund has maintained a constant share price since inception, and will continue to try to do so, neither Dreyfus nor its affiliates are required to make a capital infusion, enter into a capital support agreement or take other actions to prevent the fund’s share price from falling below $1.00. The following are the principal risks that could reduce the fund’s income level and/or share price:

  Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. However, the extremely short maturities of the securities held in money market portfolios - a means of achieving an overall fund objective of principal safety - reduces their potential for price fluctuation.

  Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially lowering the fund’s share price, even during periods of declining interest rates. Also, during such periods, redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s net asset value and remaining fund shareholders.

Risks Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus and Municipal Money Market Funds:

  Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a security, can cause the security’s price to fall, potentially lowering the fund’s share price. Although the fund invests only in high-quality debt securities, any of the fund’s holdings could have its credit rating downgraded or could default. The credit quality of the securities held by the fund can change rapidly in certain market environments, and the default of a single holding could have the potential to cause significant deterioration of the fund’s net asset value.

Risks Applicable to Dreyfus Cash Management and Dreyfus Cash Management Plus:

  Banking industry risk. The risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk, and regulatory developments relating to the banking industry.

  Foreign investment risk. The risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on payment of principal and interest.

Risks Applicable to Funds That May Invest in U.S. Treasury Securities and/or U.S. Government Securities:

  U.S. Treasury securities risk. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Because U.S. Treasury securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

  Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S.
  Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities.

Risks Applicable to Funds That May Enter Into Repurchase Agreements:

  Counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of its agreement.

Risks Applicable to Municipal Money Market Funds:

  Derivatives risk. Derivative securities, such as structured notes, can be volatile, and the possibility of default by the financial institution or counterparty may be greater for these securities than for other types of money market instruments. Structured notes typically are purchased in privately negotiated transactions from financial institutions and, thus, an active trading market for such instruments may not exist.

  Tax risk. To be tax-exempt, municipal bonds generally must meet certain regulatory requirements. If any such municipal bond fails to meet these regulatory requirements, the interest received by the fund from its investment in such bonds and distributed to fund shareholders will be taxable.

Risks Applicable to Dreyfus New York Municipal Cash Management and Dreyfus California AMT-Free Municipal Cash Management:

  State-specific risk. The fund is subject to the risk that a state’s economy, and the revenues underlying its municipal bonds, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

  Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $279 billion in 190 mutual fund portfolios. For the past fiscal year, each fund paid Dreyfus a management fee at an annual rate of 0.20% of the fund’s average daily net assets. A discussion regarding the basis for the board’s approving each fund’s management agreement with Dreyfus is available in the fund’s annual report for the fiscal period ended January 31, 2010. Dreyfus is the primary mutual fund business of The Bank of New York Mellon Corporation (BNY Mellon), a global financial services company focused on helping clients move and manage their financial assets, operating in 34 countries and serving more than 100 markets. BNY Mellon is a leading provider of financial services for institutions, corporations and high-net-worth individuals, providing asset and wealth management, asset servicing, issuer services, and treasury services through a worldwide client-focused team. BNY Mellon has more than $22.4 trillion in assets under custody and administration and $1.1 trillion in assets under management, and it services more than $11.8 trillion in outstanding debt. Additional information is available at www.bnymellon.com.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

MBSC Securities Corporation (MBSC), a wholly owned subsidiary of Dreyfus, serves as distributor of the fund and for the other funds in the Dreyfus Family of Funds. Rule 12b-1 fees and shareholder services fees are paid to MBSC for financing the sale and distribution of fund shares and for providing shareholder account service and maintenance, respectively. Dreyfus or MBSC may provide cash payments out of its own resources to financial intermediaries that sell shares of funds in the Dreyfus Family of Funds or provide other services. Such payments are separate from any sales charges, 12b-1 fees and/or shareholder services fees or other expenses that may be paid by a fund to those intermediaries. Because those payments are not made by fund shareholders or the fund, the fund’s total expense ratio will not be affected by any such payments. These payments may be made to intermediaries, including affiliates, that provide shareholder servicing, sub-administration, recordkeeping and/or sub-transfer agency services, marketing support and/or access to sales meetings, sales representatives and management representatives of the financial intermediary. Cash compensation also may be paid from Dreyfus’ or MBSC’s own resources to intermediaries for inclusion of a fund on a sales list, including a preferred or select sales list or in other sales programs. These payments sometimes are referred to as “revenue sharing.” From time to time, Dreyfus or MBSC also may provide cash or non-cash compensation to financial intermediaries or their representatives in the form of occasional gifts; occasional meals, tickets or other entertainment; support for due diligence trips; educational conference sponsorships; support for recognition programs; and other forms of cash or non-cash compensation permissible under broker-dealer regulations. In some cases, these payments or compensation may create an incentive for a financial intermediary or its employees to recommend or sell shares of the fund to you. Please contact your financial representative for details about any payments they or their firm may receive in connection with the sale of fund shares or the provision of services to the fund.

The fund, Dreyfus and MBSC have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. Each code of ethics restricts the personal securities transactions of employees, and requires portfolio managers and other investment personnel to comply with the code’s preclearance and disclosure procedures. The primary purpose of the respective codes is to ensure that personal trading by employees does not disadvantage any fund managed by Dreyfus or its affiliates.

Shareholder Guide

BUYING AND SELLING SHARES

Each fund is designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Generally, each investor will be required to open a single master account with the fund for all purposes. In certain cases, the fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the fund's transfer agent for sub-accounting services and will be charged directly for the cost of such services. Institutions purchasing Participant shares for the benefit of their clients may impose policies, limitations and fees which are different from those described in this prospectus. The funds offer other classes of shares, which are described in separate prospectuses. Institutions purchasing fund shares on behalf of their clients determine which class is suitable for their clients.

The fund pays a fee of 0.40% to the fund’s distributor for distributing Participant shares, for advertising and marketing related to Participant shares, and for providing account service and maintenance. Because this fee is paid on an ongoing basis out of fund assets attributable to Participant shares, over time it will increase the cost of your investment in Participant shares and could cost you more than paying other types of sales charges.

Valuing Shares

Your price for Participant shares is the net asset value per share (NAV).

The fund’s securities are valued at amortized cost, which does not take into account unrealized gains or losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. Each fund uses this valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940 in order to be able to price its shares at $1.00 per share. In accordance with Rule 2a-7, each fund is subject to certain maturity, quality and diversification requirements to help maintain the $1.00 share price.

When calculating its NAV, a fund compares the NAV using amortized cost to its NAV using available market quotations or market equivalents which generally are provided by an independent pricing service approved by the fund’s board. The pricing service’s procedures are reviewed under the general supervision of the board.

All times are Eastern time.

How to Buy Shares

Each fund’s NAV is generally calculated at 12:00 noon, 5:00 p.m. and 8:00 p.m. for the taxable money market funds, and 1:00 p.m. and 8:00 p.m. for Dreyfus Tax Exempt Cash Management, Dreyfus California AMT-Free Municipal Cash Management, and Dreyfus New York Municipal Cash Management, and 2:00 p.m. and 8:00 p.m. for Dreyfus Municipal Cash Management Plus, on days the New York Stock Exchange, or the transfer agent (as on Good Friday) as to Dreyfus Cash Management and Dreyfus Cash Management Plus, Inc. only, is open for regular business. An order will be priced at the next NAV calculated after the order is received in proper form by the fund’s transfer agent or other authorized entity. Each fund’s investments are valued based on amortized cost. As a result, portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price. This method of valuation is designed to enable the fund to price its shares at $1.00 per share.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, and Dreyfus Treasury Prime Cash Management only:

As to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, and Dreyfus Treasury & Agency Cash Management, orders in proper form placed prior to 12:00 noon or 5:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day.

As to Dreyfus Government Prime Cash Management and Dreyfus Treasury Prime Cash Management only, orders in proper form placed prior to 12:00 noon or 3:00 p.m., and payments for which are received in or converted into Federal Funds by the fund’s custodian by 6:00 p.m., will become effective at the price determined at 12:00 noon or 5:00 p.m., respectively, on that day. In either case, shares purchased will receive the dividend declared on that day. Orders for shares placed between 3:00 p.m. and 5:00 p.m. will not be accepted and executed, and notice of the purchase order being rejected will be given to the institution placing the order, and any funds received will be returned promptly to the sending institution.

Orders effected through a compatible computer facility after 5:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 5:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus New York Municipal Cash Management, and Dreyfus California AMT-Free Municipal Cash Management, and only:

Those whose orders in proper form placed and payments for which are received in or converted into Federal Funds by the fund’s custodian by 1:00 p.m., will become effective at the price determined at 1:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 1:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 1:00 a.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

Applicable to Dreyfus Municipal Cash Management Plus only:

Those whose orders in proper form placed and payments for which are received in or converted into Federal Funds by the fund’s custodian by 2:00 p.m., will become effective at the price determined at 2:00 p.m. on that day. In this case, shares purchased will receive the dividend declared on that day.

Orders effected through a compatible computer facility after 2:00 p.m., but by 8:00 p.m., will become effective at the price determined at 8:00 p.m. on that day, if Federal Funds are received by the fund’s custodian by 11:00 a.m. on the following business day. In this case, shares purchased will start earning dividends on the business day following the date the order became effective. Orders effected in proper form between 2:00 p.m. and 8:00 p.m., by a means other than a compatible computer facility, will become effective on the following business day.

For all funds, all times are Eastern time.

The minimum initial investment in Participant shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any Dreyfus Cash Management fund, Dreyfus Institutional Cash Advantage Fund and Dreyfus Institutional Cash Advantage Plus Fund (including in any class of a fund); or (b) the investor has, in the opinion of Dreyfus Investments Division, adequate intent and availability of assets to reach a future level of investment of $10,000,000 among the funds named above.

How to Sell Shares

You may sell (redeem) shares at any time by wire, telephone, or compatible computer facility. Shares will be sold at the next determined NAV.

Your shares will be sold at the next NAV calculated after your order is received in proper form by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds of a redemption within a week.

Applicable to Dreyfus Cash Management, Dreyfus Cash Management Plus, Dreyfus Government Cash Management, Dreyfus Government Prime Cash Management, Dreyfus Treasury & Agency Cash Management, and Dreyfus Treasury Prime Cash Management only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 5:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 5:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Tax Exempt Cash Management, Dreyfus New York Municipal Cash Management, and Dreyfus California AMT-Free Municipal Cash Management, and only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 1:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 1:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

Applicable to Dreyfus Municipal Cash Management Plus only:

If a redemption request is received in proper form by the fund’s transfer agent or other authorized entity by 2:00 p.m., the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day, and the shares will not receive the dividend declared on that day. If a request for redemption is received in proper form by the fund’s transfer agent or other authorized entity after 2:00 p.m., but by 8:00 p.m., the proceeds of the redemption ordinarily will be transmitted in Federal Funds on the next business day, and the shares will receive the dividend declared on that day.

For all funds, all times are Eastern time.

Applicable to all funds:

The processing of redemptions and the delivery of the proceeds may be delayed beyond the same or next business day, depending on the circumstance, for any period (i) during which New York Stock Exchange is closed (other than on holidays or weekends), or during which trading on the New York Stock Exchange is restricted; (ii) when an emergency exists that makes difficult the disposal of securities owned by a fund or the determination of the fair value of the fund’s net assets; or (iii) as permitted by order of the Securities and Exchange Commission for the protection of fund shareholders. For these purposes, the Securities and Exchange Commission determines the conditions under which trading shall be deemed to be restricted and an emergency shall be deemed to exist. Any certificates representing fund shares being sold must be returned with the redemption request.

Before selling recently purchased shares, please note that if the fund has not yet collected payment for the shares being sold, it may delay sending the proceeds for up to eight business days or until it has collected payment.

General Policies

Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

Money market funds generally are used by investors for short-term investments, often in place of bank checking or savings accounts, or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. For this reason, although Dreyfus discourages excessive trading and other abusive trading practices, the fund has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to deter frequent purchases and redemptions of fund shares. Dreyfus also believes that money market funds, such as the funds, are not targets of abusive trading practices, because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. However, frequent purchases and redemptions of a fund’s shares could increase the fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of a fund’s portfolio, which could detract from the fund’s performance. Accordingly, each fund reserves the right to refuse any purchase or exchange request. Funds in the Dreyfus Family of Funds that are not money market mutual funds have approved policies and procedures that are intended to discourage and prevent abusive trading practices in those mutual funds, which may apply to exchanges from or into a fund. If you plan to exchange your fund shares for shares of another Dreyfus fund, please read the prospectus of that other Dreyfus fund for more information.

Each fund also reserves the right to:

  refuse any purchase or exchange request

  change or discontinue its exchange privilege, or temporarily suspend the privilege during unusual market conditions change its minimum investment amounts

  “redeem in kind,” or make payments in securities rather than cash, if the amount redeemed is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets). Investors are urged to call Dreyfus Investments Division before effecting any large transactions.

Each fund also may process purchase and sale orders and calculate its NAV on days the fund’s primary trading markets are open and the fund’s management determines to do so.

DISTRIBUTIONS AND TAXES

Each fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. Each fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. Each fund normally pays dividends once a month and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

Dividends and other distributions paid by the taxable money market funds are subject to federal income tax, and may be subject to state and local taxes (unless you are investing through a tax-advantaged retirement account).

Each municipal money market fund anticipates that virtually all dividends paid to you will be exempt from federal and, as to Dreyfus California AMT-Free Municipal Cash Management from California, and, as to Dreyfus New York Municipal Cash Management from New York state and New York city, personal income taxes. However, for federal tax purposes, certain distributions, such as distributions of short-term capital gains, are taxable to you as ordinary income, while long-term capital gains are taxable to you as capital gains.

With respect to the Dreyfus California AMT-Free Municipal Cash Management and Dreyfus New York Municipal Cash Management, for California and New York state and city personal income tax purposes, respectively, distributions derived from interest on municipal securities of California and New York issuers, respectively, and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from tax. Distributions that are federally taxable as ordinary income or capital gains are generally subject to the respective state's personal income taxes.

The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes. A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax adviser before investing.

SERVICES FOR FUND INVESTORS

Account statements

Every Dreyfus Fund investor automatically receives regular account statements. Each investor will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions the investor has received.

FINANCIAL HIGHLIGHTS

These financial highlights describe the performance of the fund’s Participant shares for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These financial highlights have been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended January 31,
Dreyfus Cash Management	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.001	.022	.047	.046	.028
Distributions:
Dividends from investment income-net	(.001)	(.022)	(.047)	(.046)	(.028)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.14	2.24	4.77	4.65	2.87
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63	.62	.60	.60	.60
Ratio of net expenses to average net assets	.52	.62	.60	.60	.60
Ratio of net investment income to average net assets	.15	2.15	4.63	4.58	2.84
Net Assets, end of period ($ x 1,000,000)	591	1,052	390	206	210

			Year Ended January 31,
Dreyfus Cash Management Plus, Inc.	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.001	.022	.047	.045	.028
Distributions:
Dividends from investment income-net	(.001)	(.022)	(.047)	(.045)	(.028)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.10[a]	2.25	4.76	4.64	2.88
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.67	.62	.60	.60	.60
Ratio of net expenses to average net assets	.55	.62	.60	.60	.60
Ratio of net investment income to average net assets	.14	2.39	4.64	4.55	2.83
Net Assets, end of period ($ x 1,000,000)	327	1,034	1,264	941	700

a	If payment pursuant to the Capital Support Agreement was not made, total return would have been 1.90%.

			Year Ended January 31,
Dreyfus Government Cash Management	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.016	.044	.045	.028
Distributions:
Dividends from investment income-net	(.000) [a]	(.016)	(.044)	(.045)	(.028)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01	1.60	4.51	4.57	2.81
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.62	.61	.60	.60	.60
Ratio of net expenses to average net assets	.41	.61	.60	.60	.60
Ratio of net investment income to average net assets	.01	1.24	4.33	4.49	2.75
Net Assets, end of period ($ x 1,000,000)	339	662	445	196	244

a	Amount represents less than $.001 per share.

			Year Ended January 31,
Dreyfus Government Prime Cash Management	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.015	.044	.044	.027
Distributions:
Dividends from investment income-net	(.000) [a]	(.015)	(.044)	(.044)	(.027)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00 [b]	1.51	4.49	4.53	2.77
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.62	.62	.60	.60	.60
Ratio of net expenses to average net assets	.33	.61	.60	.60	.60
Ratio of net investment income to average net assets	.00[b]	1.25	4.27	4.46	2.81
Net Assets, end of period ($ x 1,000,000)	706	1,346	711	341	208

a	Amount represents less than $.001 per share.
b	Amount represents less than .001%.

			Year Ended January 31,
Dreyfus Treasury & Agency Cash Management	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.009	.042	.044	.027
Distributions:
Dividends from investment income-net	(.000)[a]	(.009)	(.042)	(.044)	(.027)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.93	4.30	4.47	2.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.62	.62	.60	.60	.60
Ratio of net expenses to average net assets	.28	.54	.60	.60	.60
Ratio of net investment income to average net assets	.00[b]	.77	3.90	4.40	2.68
Net Assets, end of period ($ x 1,000,000)	520	444	288	257	219

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

			Year Ended January 31,
Dreyfus Treasury Prime Cash Management	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.000[a]	.009	.038	.042	.025
Distributions:
Dividends from investment income-net	(.000)[a]	(.009)	(.038)	(.042)	(.025)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b]	.89	3.87	4.27	2.55
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.62	.62	.60	.60	.60
Ratio of net expenses to average net assets	.22	.53	.60	.60	.60
Ratio of net investment income to average net assets	.00[b]	.47	3.41	4.17	2.53
Net Assets, end of period ($ x 1,000,000)	2,599	5,437	975	121	352

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

			Year Ended January 31,
Dreyfus Tax Exempt Cash Management	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.001	.017	.030	.029	.019
Distributions:
Dividends from investment income-net	(.001)	(.017)	(.030)	(.029)	(.019)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.12	1.70	3.06	2.93	1.96
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.64	.61	.60	.60	.60
Ratio of net expenses to average net assets	.53	.61	.60	.60	.60
Ratio of net investment income to average net assets	.10	1.66	2.99	2.89	1.95
Net Assets, end of period ($ x 1,000,000)	27	134	55	30	42

			Year Ended January 31,
Dreyfus Municipal Cash Management Plus	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.002	.017	.030	.029	.020
Distributions:
Dividends from investment income-net	(.002)	(.017)	(.030)	(.029)	(.020)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.18	1.76	3.09	2.96	1.98
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65	.61	.60	.60	.60
Ratio of net expenses to average net assets	.56	.61	.60	.60	.60
Ratio of net investment income to average net assets	.17	1.74	3.02	2.93	1.94
Net Assets, end of period ($ x 1,000,000)	23	61	37	23	25

			Year Ended January 31,
Dreyfus New York Municipal Cash Management	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income--net	.001	.016	.030	.029	.019
Distributions:
Dividends from investment income-net	(.001)	(.016)	(.030)	(.029)	(.019)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.15	1.59	3.06	2.94	1.95
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65	.62	.60	.60	.60
Ratio of net expenses to average net assets	.57	.62	.60	.60	.60
Ratio of net investment income to average net assets	.10	1.55	3.01	2.91	1.93
Net Assets, end of period ($ x 1,000,000)	12	51	47	40	3

		Year Ended January 31,
Dreyfus California AMT-Free Municipal Cash Management	2010	2009	2008 [a]
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Investment income--net	.001	.015	.014
Distributions:
Dividends from investment income--net	(.001)	(.015)	(.014)
Net asset value, end of period	1.00	1.00	1.00
Total Return (%)	.13	1.48	2.90[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69	.62	.60 [b]
Ratio of net expenses to average net assets	.50	.57	.55 [b]
Ratio of net investment income to average net assets	.06	1.53	2.75 [b]
Net Assets, end of period ($ x 1,000)	56	97	142

a	From August 1, 2007 (commencement of initial offering) to January 31, 2008.
b	Annualized.

A History of Service, Strength and Stability

First Republic Bank is a private bank and wealth management company offering personal banking, business banking, trust, brokerage and wealth management services. The Bank specializes in delivering personalized relationship-based service through preferred banking or trust offices in nine major metropolitan areas: San Francisco, Los Angeles, Santa Barbara, Newport Beach, San Diego, Portland, Seattle, Boston and New York.
First Republic offers wealth management services through First Republic Wealth Advisors and First Republic Investment Management. Brokerage services are provided through First Republic Securities Company LLC, and trust services are provided through First Republic Trust Company. More information is available on the Bank's website at www.firstrepublic.com.

First Republic Bank

It's a privilege to serve you®

Dreyfus Cash Management
SEC file number: 811-4175

Dreyfus Cash Management Plus, Inc.
SEC file number: 811-5295

Dreyfus Government Cash Management
A series of Dreyfus Government Cash Management Funds
SEC file number: 811-3964

Dreyfus Government Prime Cash Management
A series of Dreyfus Government Cash Management Funds
SEC file number: 811-3964

Dreyfus Treasury Cash Management
SEC file number: 811-4723

Dreyfus Treasury Prime Cash Management
SEC file number: 811-5718

Dreyfus Tax Exempt Cash Management
A series of Dreyfus Tax Exempt Cash Management Funds
SEC file number: 811-3954

Dreyfus Municipal Cash Management Plus
SEC file number: 811-6172

Dreyfus New York Municipal Cash Management
SEC file number: 811-6395

Dreyfus California AMT-Free Municipal Cash Management
A series of Dreyfus Tax Exempt Cash Management Funds
SEC file number: 811-3954

More information on each fund is available free upon request, including the following:

Annual/Semiannual Report
Describes each fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year. Each fund's most recent annual and semiannual reports are available at www.dreyfus.com.

Statement of Additional Information (SAI)
Provides more details about each fund and its policies. A current SAI is available at www.dreyfus.com and is on file with the Securities and Exchange Commission (SEC). The SAI is incorporated by reference (is legally considered part of this prospectus).

Portfolio Holdings
Dreyfus funds generally disclose their complete schedule of portfolio holdings monthly with a 30-day lag at www.dreyfus.com under Mutual Fund Center — Dreyfus Mutual Funds — Mutual Fund Total Holdings. Complete holdings as of the end of the calendar quarter are disclosed 15 days after the end of such quarter. Dreyfus money market funds generally disclose their complete schedule of holdings daily. The schedule of holdings for a fund will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the dates of the posted holdings.

A complete description of each fund's policies and procedures with respect to the disclosure of the fund's portfolio securities is available in the fund's SAI.

On the Internet: Text-only versions of certain fund documents can be downloaded from: http://www.sec.gov

You can also obtain copies by visiting the SEC's Public Reference Room in Washington, DC (for information call 1-202-551-8090) or by e-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

San Francisco Los Angeles Santa Barbara Newport Beach San Diego Portland Seattle Boston New York

111 Pine Street, San Francisco, CA 94111
Tel. (877) 348-5576, fax (415) 362-0888
E-mail: investments@firstrepublic.com

DCMGT-P0610-FRB CMGT-P0610PAR-FRB

A History of Service, Strength and Stability

First Republic Bank is a private bank and wealth management company offering personal banking, business banking, trust, brokerage and wealth management services. The Bank specializes in delivering personalized relationship-based service through preferred banking or trust offices in nine major metropolitan areas: San Francisco, Los Angeles, Santa Barbara, Newport Beach, San Diego, Portland, Seattle, Boston and New York. First Republic offers wealth management services through First Republic Wealth Advisors and First Republic Investment Management. Brokerage services are provided through First Republic Securities Company LLC, and trust services are provided through First Republic Trust Company. More information is available on the Bank's website at www.firstrepublic.com.

First Republic Bank
It's a privilege to serve you®

San Francisco   Los Angeles   Santa Barbara   Newport Beach   San Diego   Portland   Seattle   Boston   New York

111 Pine Street, San Francisco, CA 94111
Tel. (877) 348-5576, fax (415) 362-0888
E-mail: investments@firstrepublic.com

DCMGT-P0610-FRB

CMGT-P0610PAR-FRB